Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013
Debt Disclosure [Abstract]
2014	$ 2,160
2015	2,127
2016	2,093
2017	2,217
2018	2,190
Thereafter	12,410
Minimum Lease Payments Sale Lease back Transactions	23,197
Less imputed interest	9,042
Total	$ 14,155